Schedule of Investments

March 31, 2022 (Unaudited)

Global Allocation Fund

Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)

Common Stocks (United States) - 31.7%

Communication Services - 2.2%
ALPHABET INC - CLASS A (2)	119	330,981
ALPHABET INC - CLASS C (2)	73	203,888
COMCAST CORP NEW CL A	861	40,312
ENTRAVISION COMMUNICTNS CORP	144	923
IDT CORPORATION (2)	437	14,897
INTERPUBLIC GROUP OF COS INC	302	10,706
LIBERTY TRIPADVISOR HOLDINGS INC. (A) (2)	262	537
LUMEN TECHNOLOGIES INC	337	3,798
META PLATFORMS INC (2)	968	215,244
NETFLIX INC (2)	26	9,739
OMNICOM GRP INC	506	42,949
OUTBRAIN INC. (2)	165	1,770
SOCIETY PASS INCORPORATED (2)	48	143
ZIFF DAVIS, INC.	205	19,840

		895,727

Consumer Discretionary - 3.1%
AMAZON.COM INC (2)	154	502,032
AUTOZONE INC (NEV) (2)	11	22,490
BEST BUY CO INC	335	30,452
BIGLARI HOLDINGS INC CL B (2)	9	1,301
CAPRI HOLDINGS LIMITED (2)	122	6,270
CHICO'S FAS INC (2)	42	202
DANA INCORPORATED	99	1,739
EBAY INC	1,872	107,191
ETHAN ALLEN INTERIORS INC	10	261
FORD MOTOR COMPANY	1,534	25,940
GREENLANE HOLDINGS, INC. (2)	313	175
HIBBETT, INC.	1,008	44,695
HOME DEPOT INC	620	185,585
INTL GAME TECHNOLOGY PLC	225	5,553
KOHLS CORP	78	4,716
LIQUIDITY SERVICES INC. (2)	23	394
LKQ CORPORATION	317	14,395
LOWES COMPANIES INC	572	115,653
MACY'S INC.	1,536	37,417
NVR INC (2)	1	4,467
O'REILLY AUTOMOTIVE INC (2)	30	20,549
QURATE RETAIL INC (A)	315	1,499
RED ROCK RESORTS INC. (A)	44	2,137
SKYLINE CHAMPION CORPORATION (2)	94	5,159
SMITH & WESSON BRANDS, INC.	102	1,543
TAPESTRY INC	235	8,730
TARGET CORPORATION	143	30,347
TESLA INC (2)	42	45,259
THOR INDUSTRIES INC	412	32,424
TOWN SPORTS INTL HLDG INC (2)(6)	378	0
TRACTOR SUPPLY CO	105	24,504
Ulta Beauty, Inc. (2)	25	9,956
WILLIAMS SONOMA INC	11	1,595

		1,294,630

Consumer Staples - 1.6%
ALBERTSONS COMPANIES INC	430	14,298
ARCHER DANIELS MIDLAND CO	1,079	97,391
BUNGE LTD	688	76,237
COSTCO WHOLESALE CORP	126	72,557
GENERAL MILLS INC	1,815	122,912
INGREDION INC	18	1,569
KROGER CO	53	3,041
PROCTER & GAMBLE CO	595	90,916

TYSON FOODS INC	76	6,812
UNITED NATURAL FOODS INC (2)	19	786
WALMART INC	1,153	171,705

		658,224

Energy - 2.3%
APA Corporation	334	13,804
BAKER HUGHES COMPANY	411	14,965
Berry Corporation (bry)	67	691
BRISTOW GROUP INC (2)	60	2,225
CENTRUS ENERGY CORP CL A (2)	28	944
CHENIERE ENERGY INC	8	1,109
CHEVRON CORP	1,642	267,367
CONOCOPHILLIPS	565	56,500
DEVON ENERGY CORP	192	11,353
DIAMONDBACK ENERGY, INC	87	11,926
EOG RESOURCES INC	162	19,315
EQT CORPORATION	213	7,329
EXXON MOBIL CORP	2,726	225,140
HALLIBURTON CO HLDG CO	523	19,806
HESS CORPORATION	46	4,924
LAREDO PETROLEUM INC (2)	9	712
MARATHON OIL CORP	17	427
MARATHON PETROLEUM CORP	1,614	137,997
NINE ENERGY SERVICE INC (2)	233	871
OCCIDENTAL PETE CORP	518	29,391
OCEANEERING INTL INC (2)	11	167
ONEOK INC NEW	128	9,041
OVINTIV INC	262	14,166
PDC ENERGY INC	32	2,326
PHILLIPS 66	169	14,600
PIONEER NATURAL RESOURCES	51	12,752
RANGE RESOURCES CORP (2)	69	2,096
SCHLUMBERGER LTD	653	26,975
SM ENERGY CO	40	1,558
TARGA RESOURCES CORP	166	12,528
TEEKAY CORPORATION (2)	121	384
VALERO ENERGY CORP	299	30,360
Westmoreland Coal Co (2)(6)	539	0
WORLD FUEL SERVICES CORP	20	541

		954,290

Financials - 3.4%
ALLY FINANCIAL INC	434	18,870
AMERICAN FINL GROUP INC	69	10,048
AMERICAN INTL GROUP NEW	2,066	129,683
ARGO GROUP INTERNATIONAL HOLDINGS LTD	68	2,807
BANK OF NEW YORK MELLON CORP	1,036	51,417
Berkshire Hathaway I Class B (2)	1,622	572,420
CHARLES SCHWAB CORP	661	55,729
CHIMERA INVESTMENT CORP NEW	1,546	18,614
CHUBB LIMITED	78	16,684
FIDELITY NATIONAL FINANCIAL INC	1,274	62,222
FIRST AMERICAN FINANCIAL CORP	584	37,855
FNB CORPORATION	466	5,802
HARTFORD FINL SVCS GRP INC	189	13,572
HOULIHAN LOKEY INC	106	9,307
MARSH & MCLENNAN COS INC	850	144,857
MEDLEY MANAGEMENT INC (2)(6)	21	0
META FINANCIAL GRP INC	120	6,590
METLIFE INC	252	17,711
MOELIS & CO	145	6,808
NORTHRIM BANCORP INC	125	5,446
PIPER SANDLER COMPANIES	93	12,206
PRUDENTIAL FINANCIAL INC	394	46,559
PZENA INVESTMENT MANAGEMENT	268	2,149
RAIT Financial Trust (2)(6)	287	0
REGIONS FINANCIAL CORP NEW	1,009	22,460
SIEBERT FINANCIAL CORP (2)	74	160
SLM CORP	562	10,318
STATE STREET CORP	199	17,337
STEWART INFORMATION SVCS CRP	407	24,668

TIPTREE INC	16	206
WALKER & DUNLOP INC	69	8,930
WILLIS TOWERS WATSON PLC	319	75,354

		1,406,789

Healthcare - 5.8%
ABBVIE INC	1,364	221,118
AGILENT TECHNOLOGIES INC	27	3,573
ALAUNOS THERAPEUTICS, INC. (2)	620	404
AMERISOURCEBERGEN CORP	268	41,462
AMGEN INC	631	152,588
AMNEAL PHARMACEUTICALS INC (2)	233	972
ANTHEM INC	229	112,489
Assertio Holdings, Inc. (2)	132	379
AVALO THERAPEUTICS, INC. (2)	260	188
BIO-TECHNE CORP	24	10,393
BRISTOL-MYERS SQUIBB CO	1,219	89,024
CALYXT INC (2)	220	229
CARDINAL HEALTH INC	1,940	109,998
CATALENT INC (2)	202	22,402
CENTENE CORPORATION (2)	176	14,817
CENTOGENE N.V. (2)	74	312
CERNER CORP	183	17,121
CIGNA CORP	142	34,025
CVS HEALTH CORP	945	95,643
DANAHER CORP	9	2,640
Elanco Animal Health CVR - Rights (2)(6)	99	0
ELI LILLY & CO	292	83,620
ELOXX PHARMACEUTICALS, INC (2)	383	214
ENDO INTERNATIONAL PLC (2)	165	381
FULGENT GENETICS, INC. (2)	820	51,176
GALECTIN THERAPEUTICS INC (2)	86	138
GENPREX, INC (2)	180	407
GILEAD SCIENCE INC	1,319	78,415
HCA HEALTHCARE INC	174	43,608
JOHNSON AND JOHNSON	1,188	210,549
JOINT CORP (THE) (2)	113	3,999
LA JOLLA PHARMACEUTICAL CO (2)	56	239
LAB CORP OF AMERICA NEW	26	6,855
MCKESSON CORP	254	77,757
MERCK & CO INC	1,283	105,270
MODERNA, INC. (2)	323	55,640
ONCOCYTE CORPORATION (2)	119	177
Organogenesis Holdings Inc (2)	21	160
PALATIN TECHNOLOGIES INC NEW (2)	689	317
PFIZER INC	1,747	90,442
REGENERON PHARMACEUTICALS INC (2)	64	44,699
SESEN BIO INC (2)	266	160
STAAR SURGICAL CO (2)	96	7,671
THERMO FISHER SCIENTIFIC INC	219	129,352
UNITEDHEALTH GROUP INC (DEL)	739	376,868
VIATRIS INC.	1,031	11,217
WEST PHARMACEUTICAL SVCS INC	119	48,874
ZOETIS INC	413	77,888

		2,435,870

Industrials - 2.6%
ACUITY BRANDS INC	52	9,844
ArcBest Corporation	40	3,220
ATKORE INC (2)	55	5,414
AZZ INC	50	2,412
BOISE CASCADE COMPANY	254	17,645
BUILDERS FIRSTSOURCE INC (2)	2,144	138,374
Covenant Logistics Group, Inc	31	667
EATON CORP PLC (IRELAND)	126	19,122
EMCOR GROUP INC	269	30,297
EMERSON ELECTRIC CO	136	13,335
ENCORE WIRE CORP	10	1,141
GENERAL DYNAMICS CORP	593	143,020
HILLENBRAND, INC	103	4,550
HUB GROUP INC (2)	100	7,721
KARAT PACKAGING INC. (2)	15	298

LOCKHEED MARTIN CORP	92	40,609
MANPOWERGROUP	2	188
MATSON INC	22	2,654
MILLER INDUSTRIES INC NEW	8	225
MUELLER INDS INC	309	16,739
MYR GROUP, INC. (2)	10	940
NORDSON CORP	104	23,616
NORTHROP GRUMMAN CORP	330	147,583
NVENT ELECTRIC PLC	215	7,478
RAYTHEON TECHNOLOGIES CORPORATION	1,012	100,259
REGAL REXNORD CORP	157	23,358
ROBERT HALF INTL INC	27	3,083
TEREX CORP NEW	190	6,775
TEXTRON INC	35	2,603
The Shyft Group, Inc.	44	1,589
UNITED PARCEL SERVICE INC	656	140,686
VALMONT INDS INC	16	3,818
VECTRUS INC (2)	46	1,650
WASTE MANAGEMENT INC	920	145,820
WATTS WATER TECHNOLOGIES INC	60	8,375

		1,075,108

Information Technology - 10.0%
A10 NETWORKS INC	790	11,021
ADVANCED MICRO DEVICES INC (2)	1,091	119,290
ALPHA AND OMEGA SEMICONDUCTOR LIMITED (2)	1,111	60,716
AMERICAN SOFTWARE INC	94	1,959
AMKOR TECHNOLOGY INC	1,916	41,616
ANALOG DEVICES INC	22	3,634
APPLE INC	5,574	973,276
APPLIED MATERIALS INC	1,495	197,041
ARROW ELECTRONICS INC (2)	349	41,402
AVNET INC	503	20,417
AXCELIS TECHNOLOGIES INC (2)	510	38,520
BROADCOM INC	82	51,634
CDK GLOBAL INC	718	34,952
CHANNELADVISOR CORP (2)	29	481
CISCO SYSTEMS INC	1,506	83,975
CONCENTRIX CORPORATION	34	5,663
CORNING INC	36	1,329
DIODES INC (2)	96	8,351
EXTREME NETWORKS INC (2)	16	195
HEWLETT PACKARD ENTERPRISE CO	642	10,728
HP INC	1,546	56,120
INTEL CORP	1,382	68,492
INTUIT INC	248	119,248
JABIL INC	1,085	66,977
KLA Corporation	67	24,526
MANHATTAN ASSOCIATES INC (2)	312	43,278
MICRON TECH INC	1,801	140,280
MICROSOFT CORP	4,071	1,255,130
MONGODB INC (2)	29	12,864
NORTONLIFELOCK INC	530	14,056
NVIDIA CORP	611	166,717
PHOTRONICS INC (2)	103	1,748
PLANTRONICS INC (2)	25	985
QUALCOMM INC	1,303	199,124
RIMINI STREET CORP (2)	68	394
SS & C TECHNOLOGIES HLDGS INC	1,858	139,387
STARTEK INC (2)	131	580
TESSCO TECHNOLOGIES (2)	27	163
TEXAS INSTRUMENTS INC	974	178,710
ULTRA CLEAN HOLDINGS, INC. (2)	84	3,561
VISHAY INTERTECHNOLOGY INC	90	1,764
ZEBRA TECH CORP (2)	31	12,825

		4,213,129

Materials - 0.4%
ALCOA CORPORATION	34	3,061
BERRY GLOBAL GROUP INC (2)	39	2,260
CHEMOURS COMPANY	87	2,739
CLEVELAND-CLIFFS INC (2)	177	5,701

DOW INC		309	19,689
FLOTEK INDUSTRIES INC (DE) (2)		208	262
FREEPORT-MCMORAN INC		681	33,873
HUNTSMAN CORP		158	5,927
LOUISIANA PAC CORP		206	12,797
LYONDELLBASELL INDUSTRIES NV (A)		181	18,610
NUCOR CORP		148	22,000
OLIN CORP		85	4,444
RYERSON HOLDING CORP		34	1,191
SCHNITZER STEEL INDUSTRIES		52	2,701
STEEL DYNAMICS INC		75	6,257
TRONOX HOLDINGS PLC		76	1,504
UNITED STATES STEEL CORP		132	4,982

			147,998

Real Estate Investment Trust - 0.1%
ALTISOURCE PTF SOLU SA (2)		115	1,360
CORENERGY INFRASTRUCTURE TRUST INC REIT		583	1,790
REDFIN CORPORATION (2)		283	5,105
SL GREEN REALTY CORP		192	15,587
Spirit MTA REIT Liquidating Trust (2)(6)		385	0
STRATUS PROPERTIES INC (2)		24	1,034
TRINITY PLACE HOLDINGS INC (2)		331	629
VORNADO REALTY TRUST		279	12,644

			38,149

Utilities - 0.2%
CONSTELLATION ENERGY CORPORATION		738	41,513
UGI CORP NEW		660	23,905

			65,418

Total Common Stocks (United States)	(Cost	$9,895,016)	13,185,332

Preferred Stock (United States) - 0.0%

WESCO International, Inc. Series A Variable Preferred (2)(7)		81	2,384

Total Preferred Stock (United States)	(Cost	$2,025)	2,384

Warrants (United States) - 0.0%

Civitas Solutions, Inc. A Warrants, Expiration Date 1/20/2025 (2)(6)		2	0
Civitas Solutions, Inc. B Warrants, Expiration Date 1/20/2026 (2)(6)		1	0
Hertz Global Holdings, Inc. Warrants, Expiration Date 6/30/2051 (2)		11	169
Nabors Industries, Ltd. Warrants, Expiration Date 6/11/2026 (2)		4	92
Whiting Petroleum Corp. A Warrants, Expiration Date 9/1/2024 (2)		12	246
Whiting Petroleum Corp. B Warrants, Expiration Date 9/1/2025 (2)		9	134

Total Warrants (United States)	(Cost	$96)	641

Registered Investment Companies - 14.7%

U.S. Fixed Income - 6.0%
Baird Core Plus Bond Fund - Class I		18,444	200,860
DoubleLine Total Return Bond Fund - Class I		14,137	138,824
Frost Total Return Bond Fund - Class I		12,381	123,936
Guggenheim Total Return Bond Fund - Class I		2,329	61,744
ISHARES CORE US AGGREGATE BOND ETF (8)		6,730	720,780
Lord Abbett High Yield Fund - Class I		24,273	202,190
PGIM Short-Term Corporate Bond Fund - Class Q		15,196	78,410
Pioneer Bond Fund - Class K		13,038	118,512
Segall Bryant & Hamill Plus Bond Fund - Class I		13,953	140,231
SPDR BLACKSTONE SENIOR LOAN ETF (8)		15,885	714,190

			2,499,677

International Equity - 8.7%
iShares Core MSCI EAFE ETF (7)		42,298	2,940,134
iShares Core MSCI Emerging Markets ETF (7)		12,312	683,932

			3,624,066

Total Registered Investment Companies	(Cost	$5,287,705)	6,123,743

Money Market Registered Investment Companies - 45.5%

Meeder Institutional Prime Money Market Fund, 0.22% (3)		18,948,567	18,940,987

Total Money Market Registered Investment Companies	(Cost	$18,945,532)	18,940,987

Bank Obligations - 1.2%

First Merchants Bank Deposit Account, 0.55%, 4/1/2022 (4)		249,278	249,278
Metro City Bank Deposit Account, 0.05%, 4/1/2022 (4)		248,475	248,475

Total Bank Obligations	(Cost	$497,753)	497,753

U.S. Government Obligations - 2.9%

U.S. Treasury Bill, 0.43%, due 6/30/2022		1,196,000	1,194,371

Total U.S. Government Obligations	(Cost	$1,194,728)	1,194,371

Total Investments - 96.0%	(Cost	$35,822,855)	39,945,211

Other Assets less Liabilities - 4.0%			1,673,768

Total Net Assets - 100.0%			41,618,979

Trustee Deferred Compensation (5)

Meeder Balanced Fund - Retail Class		1,958	25,102
Meeder Dynamic Allocation Fund - Retail Class		5,331	70,582
Meeder Muirfield Fund - Retail Class		2,254	20,444
Meeder Conservative Allocation Fund - Retail Class		556	12,638

Total Trustee Deferred Compensation	(Cost	$107,439)	128,766

Futures Contracts

	Long (Short) Contracts	Expiration Date	Notional Value of Contracts ($)	Value and Unrealized Appreciation (Depreciation)($)
Index Futures
Mini MSCI EAFE Index Futures	87	6/17/2022	9,328,140	238,331
Mini MSCI Emerging Markets Index Futures	32	6/17/2022	1,800,800	61,834
Russell 2000 Mini Index Futures	8	6/17/2022	826,560	5,881
Standard & Poors 500 Mini Futures	(11)	6/17/2022	(2,491,913)	(156,234)

Total Futures Contracts	116		9,463,588	149,812

(1)	Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 - quoted prices in active markets for identical securities

•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2022 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (9)
Level 1 - Quoted Prices	$38,253,087	$149,812
Level 2 - Other Significant Observable Inputs	1,692,124	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$39,945,211	$149,812

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)	Represents non-income producing securities.

(3)	Investment in affiliate. The yield shown represents the 7-day yield in effect at March 31, 2022.

(4)	Variable rate security. Securities payable at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rate shown represents the rate in effect at March 31, 2022. The maturity date shown, if applicable, reflects the earlier of the next demand date or stated maturity date.

(5)	Assets of affiliates to the Global Allocation Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

(6)	Fair valued security deemed a Level 3 security. Security is not part of the investment strategy of the Fund.

(7)	Preferred stock.

(8)	Exchange-traded fund.

(9)	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation of the instrument.